MARKETABLE SECURITIES (Details) - BRL (R$) R$ in Millions		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Current investments		R$ 1,745	R$ 1,724
Non-current investments		134	354
Investments		1,879	2,078
Bank deposit certificates (CDBs) [member]
IfrsStatementLineItems [Line Items]
Current investments	[1]	191	101
Non-current investments	[1]	127
Financial Notes Banks [member]
IfrsStatementLineItems [Line Items]
Current investments	[2]	1,140	1,417
Non-current investments	[2]		348
Marketable securities - treasury financial notes [member]
IfrsStatementLineItems [Line Items]
Current investments	[3]	402	178
Other Investment [member]
IfrsStatementLineItems [Line Items]
Current investments		12	28
Non-current investments			1
Debentures [member]
IfrsStatementLineItems [Line Items]
Non-current investments	[4]	R$ 7	R$ 5

[1]	Bank Certificates of Deposit (Certificados de Depósito Bancário, or CBDs), accrued interest varying between 103% to 104.4% of the CDI Rate (Interbank Rate for Interbank Certificates of Deposit or Certificados de Depósito Inter-bancário - CDIs) published by the Custody and Settlement Chamber (Câmara de Custódia e Liquidação, or Cetip) on December 31, 2022 (107.24% on December 31, 2021).
[2]	Bank Financial Notes (Letras Financeiras, or LFs) are fixed-rate fixed-income securities, issued by banks and that accrued interest a percentage of the CDI rate published by Cetip. The LFs had remuneration rates varying between 103.3% and 110.26% of the CDI rate on December 31, 2022 (105% and 130% on December 31, 2021).
[3]	Treasury Financial Notes (LFTs) are fixed-rate securities, their yield follows the daily changes in the Selic rate between the date of purchase and the date of maturity. The LFTs had remuneration rates varying between 13.65% and 13.88% in 2022 (9.12% and 9.50% in 2021).
[4]	Debentures